CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net Income (loss)	$ (120)	$ 728	$ (17,543)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Depreciation and amortization	2	296	297
Impairment of investment in other company			1,439
Deferred income taxes			66
Stock-based compensation	5	124	655
Capital loss from sale of assets			2,567
Revaluation of asset contribution related financial instruments, net		(2,622)	1,392
Revaluation of option to purchase redeemable convertible B preferred stock	(2,295)		2,890
Issuance costs allocated to Option to purchase redeemable convertible B preferred stock			42
Changes in operating assets and liabilities:
Accounts receivable			1,518
Prepaid expenses and other assets	171	1,388	2,072
Accounts payable	93	(1,396)	(2,134)
Accrued compensation and related expenses	(78)	(1,452)	2,936
Other accrued liabilities	324	(4,113)	(2,906)
Amortization of discount on mezzanine			84
Adjustments related to continuing operations	(1,898)	(7,047)	10,918
Adjustments related to discontinued operation	219	1,688	(2,673)	358
Net cash provided by (used in) operating activities	(1,679)	(5,359)	(9,298)	358
Cash Flows From Investing Activities:
Direct expenses related to asset acquisition		(283)	(283)
Purchases of property and equipment			(22)
Stock based compensation			10
Payment of note receivable			(159)
Purchases of investment properties	(326)
Net cash provided by investing activities - continuing operation	(326)	(283)	(454)
Net cash provided by investing activities - discontinued operations		5,107	7,251	2,148
Net cash provided by investing activities	(326)	4,824	6,797	2,148
Cash Flows From Financing Activities:
Proceeds from issuance of redeemable preferred B stock and embedded option, net of issuance cost of $42	2,225		1,458
Proceeds from note payable			111
Payment of notes payable	(293)
Net cash provided by financing activities - continuing operation	1,932		1,569
Net cash provided by (used in) financing activities - discontinued operations			(663)	(684)
Net cash provided by (used in) financing activities	1,932		906	(684)
Effect of exchange rate changes on cash	17	279	208	(2,789)
Change in cash and cash equivalents	(56)	(256)	(1,387)	(967)
Cash and cash equivalents at the beginning of year	948	2,335	2,335	3,302
Cash and cash equivalents at the end of year	892	2,079	948	2,335
Supplemental disclosure of non-cash activities:
Cash paid for income taxes		73	36	203
Cash paid for interest	72		126	281
Receivable from acquirer of group of assets		2,000
Partial exercise of written call option on redeemable convertible preferred stock	677
Dividend on redeemable convertible preferred stock	141
Accretion of redeemable convertible preferred stock to redemption value	1,968
Conversion of Series B redeemable convertible preferred stock into common stock	2,553
Contribution of investment property and investment in other company against stock issue, financial assets related to future mandatory asset contribution and financial liabilities for optional asset acquisition (Note 5)		$ 4,836	4,836
Conversion of Payout Notes into shares of common stock			$ 5,626